Property and equipment, net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 21,358,921		$ 22,359,252
Less: accumulated depreciation	(8,896,823)		(8,633,295)
Property and equipment, net	12,462,098		13,725,957
Impaired or pledged property and equipment	0	$ 0
Additions to property and equipment	653,189	3,988,249
Carrying amount of disposals of property and equipment	58,797	0
Depreciation	2,051,081	$ 1,657,961
Server hardware
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	21,240,348		22,242,229
Vehicles
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 118,573		$ 117,023